SCHEDULE OF MOVEMENT OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 25,683	$ 14,011
Provision for the year	105,019	11,567	$ 1,087
Exchange adjustment	(681)	105
Balance at ending of the year	$ 130,021	$ 25,683	$ 14,011